Income taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income taxes
Income taxes
Income tax provision differs from the amount that would be computed by applying the Federal and Provincial statutory income tax rates to income before income taxes. The reasons for the differences are as follows:

Year ended December 31,	2013	2012
Loss from continuing operations before income taxes	$(24,149)	$(42,778)
Tax rate	25.26%	25.12%
Expected benefit	$(6,101)	$(10,746)
(Decrease) increase related to:
Impact of enacted future statutory income tax rates	(209)	160
Income tax adjustments and reassessments	(249)	407
Non deductible portion of capital losses	69	(137)
Stock-based compensation	315	112
Other	73	(78)
Income tax benefit	$(6,102)	$(10,282)

Classified as:

Year ended December 31,	2013	2012
Current income tax (benefit) expense	$(2,438)	$1,030
Deferred income tax benefit	(3,664)	(11,312)
	$(6,102)	$(10,282)

The deferred tax assets and liabilities are summarized below:

	December 31, 2013	December 31, 2012
Deferred tax assets:
Non-capital losses	$39,604	$54,086
Deferred financing costs	1,709	—
Derivative financial instruments	—	1,646
Billings in excess of costs on uncompleted contracts	1,606	2,451
Capital lease obligations	10,914	12,462
Deferred lease inducements	91	114
Stock-based compensation	1,880	1,001
Other	409	510
	$56,213	$72,270

	December 31, 2013	December 31, 2012
Deferred tax liabilities:
Unbilled revenue and uncertified revenue included in accounts receivable	$5,338	$12,097
Assets held for sale	13	63
Accounts receivable – holdbacks	2,308	8,379
Property, plant and equipment	56,945	67,257
Deferred financing costs	—	277
Intangible assets	—	8
Deferred partnership income	18,125	—
	$82,729	$88,081
Net deferred income tax liability	$(26,516)	$(15,811)
Classified as:

	December 31, 2013	December 31, 2012
Current asset	$3,678	$4,396
Long term asset	27,660	56,814
Current liability	(8,036)	(19,082)
Long term liability	(49,818)	(57,939)
	$(26,516)	$(15,811)

The Company and its subsidiaries file income tax returns in the Canadian federal jurisdictions, five provincial jurisdictions and Colombia. Prior to the sale of piling assets and liabilities, the Company filed income tax returns in the US federal and Indiana, Oklahoma and Texas state jurisdictions. For years before 2007, the Company is no longer subject to Canadian federal or provincial examinations.
The Company has a full valuation allowance against capital losses in deferred tax assets of $962 as at December 31, 2013 (2012 – $962). At December 31, 2013, the Company has non-capital losses for income tax purposes of $156,784 which predominately expire after 2026 as follows:

December 31, 2013
2026	$283
2027	—
2028	13,676
2029	1
2030	21,368
2031	40,830
2032	55,160
2033	25,466
$156,784